Principal activities and organization (Details 2) $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets	¥ 245,832,011,000			$ 34,393,164	¥ 209,164,857,000
Total liabilities	152,114,401,000			21,281,588	132,336,713,000
Total net revenues	406,204,446,000	$ 56,830,093	¥ 327,187,210,000
Net loss	8,336,254,000	1,166,286	2,076,936,000
Net cash provided by operating activities	24,777,519,000	3,466,502	14,853,292,000
Net cash used in investing activities	(27,801,801,000)	(3,889,615)	(23,890,877,000)
Net cash provided by financing activities	(515,402,000)	(72,107)	15,140,806,000
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(2,742,830,000)	(383,736)	7,914,925,000
Cash, cash equivalents, and restricted cash at beginning of the period	37,502,058,000	5,246,731	29,798,537,000
Cash, cash equivalents, and restricted cash at end of the period	34,759,228,000	$ 4,862,995	37,713,462,000
Total shareholders' deficit of the Group's VIEs and VIEs' subsidiaries	¥ 77,754,023,000		64,507,453,000	$ 10,878,188	60,866,860,000	¥ 52,388,703,000
Percentage of profit sharing right	40.00%	40.00%
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets	¥ 38,631,382,000				23,878,253,000
Total liabilities	42,701,758,000				26,717,946,000
Total net revenues	41,076,147,000		24,631,962,000
Net loss	(1,075,922,000)		(1,004,037,000)
Net cash provided by operating activities	1,709,602,000		1,473,862,000
Net cash used in investing activities	(3,938,845,000)		(7,855,643,000)
Net cash provided by financing activities	4,076,512,000		6,352,990,000
Net increase/(decrease) in cash, cash equivalents, and restricted cash	1,847,269,000		(28,791,000)
Cash, cash equivalents, and restricted cash at beginning of the period	880,204,000		719,160,000
Cash, cash equivalents, and restricted cash at end of the period	2,727,473,000		¥ 690,369,000
Asset in the Group's VIEs and VIEs' subsidiaries that can be used only to settle their obligations except for registered capitals	0
Registered capitals and PRC statutory reserves of the Group's consolidated VIEs	1,067,537,000
Total shareholders' deficit of the Group's VIEs and VIEs' subsidiaries	¥ 4,070,376,000				¥ 2,839,693,000